COST OF SALES AND SERVICES	12 Months Ended
Dec. 31, 2024
Cost Of Revenue And Service Abstract
COST OF SALES AND SERVICES
NOTE 20 - COST OF SALES AND SERVICES:

	December 31, 2024	December 31, 2023	December 31, 2022

Salaries and related expenses	4,900	2,861	3,556
Materials and models	2,701	2,276	707
Depriciation	31	34	21
Chip development tools and subcontractors	689	767	214

Total	8,321	5,938	4,498